Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses
Accrued Expenses

4. Accrued Expenses

Accrued expenses are as follows (in thousands):

	As of December 31,
	2011	2012
Research and development	$1,995	$6,635
Salaries, bonuses and other compensation	688	1,316
Professional services	155	237
Other	142	357
	$2,980	$8,545